Summary of Significant Accounting Policies and Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The Company measures certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at September 30, 2020 and December 31, 2019:

	At September 30, 2020			At December 31, 2019
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative liabilities	—	—	$2,886,811	—	—	$2,135,939

The Company measures certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at December 31, 2019 and 2018:

	At December 31, 2019			At December 31, 2018
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative liabilities	—	—	$2,135,939	—	—	$7,888,684

Schedule of Reconciliation of Derivative Liability for Level 3 Inputs

A roll-forward of the level 3 valuation financial instruments is as follows:

	For the Nine Months ended September 30, 2020	For the Nine Months ended September 30, 2019
Balance at beginning of period	$2,135,939	$7,888,684
Initial valuation of derivative liabilities included in debt discount	1,702,474	936,644
Initial valuation of derivative liabilities included in derivative expense	14,892,068	1,017,323
Gain on extinguishment of debt related to April 9, 2019 modifications	-	(61,841,708)
Gain on extinguishment of debt related to repayment/conversion of debt	(44,169,129)	(246,110)
Reclassification of warrants from equity to derivative liabilities	11,381,885	-
Cumulative effect adjustment for change in derivative accounting	-	(838,471)
Change in fair value included in derivative (gain) expense	16,943,574	55,001,526
Balance at end of period	$2,886,811	$1,917,888

A roll forward of the level 3 valuation financial instruments is as follows:

	For the Year ended December 31, 2019	For the Year ended December 31, 2018
Balance at beginning of year	$7,888,684	$601,615
Initial valuation of derivative liabilities included in debt discount	1,332,512	1,487,787
Initial valuation of derivative liabilities included in derivative expense	1,073,889	6,839,065
Gain on extinguishment of debt related to repayment of debt	(246,110)	-
Gain on extinguishment of debt related to April 9, 2019 modifications	(61,841,708)	-
Cumulative effect adjustment for change in derivative accounting	(838.471)	-
Change in fair value included in derivative expense	54,767,143	(1,039,783)
Balance at end of year	$2,135,939	$7,888,684

Schedule of Reconciliation of Basic and Diluted Net Income (Loss) Per Share

The following table presents a reconciliation of basic and diluted net income (loss) per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Income (loss) per common share - basic:
Net income (loss)	$35,602,297	$(11,360,914)	$(35,506,373)	$(37,970,095)
Less: deemed dividend related to ratchet adjustment	-	(981,548)	(18,696,012)	(981,548)
Net income (loss) attributable to common shareholders	$35,602,297	$(12,342,462)	$(54,202,385)	$(38,951,643)
Weighted average common shares outstanding - basic	1,136,231,561	11,247,054	472,432,161	8,811,489
Net income (loss) per common share - basic	$0.03	$(1.10)	$(0.11)	$(4.42)

Income (loss) per common share - diluted:
Net income (loss) allocated to common shareholders - basic	$35,602,297	$(12,342,462)	$(54,202,385)	$(38,951,643)
Add: interest of convertible debt	1,990,000	-	-	-
Less: derivatives income	(37,826,129)	-	-	-
Numerator for income (loss) per common share - diluted	$(233,832)	$(12,342,462)	$(54,202,385)	$(38,951,643)

Weighted average common shares outstanding - basic	1,136,231,561	11,247,054	472,432,161	8,811,489
Effect of dilutive securities:
Warrants	19,363,556	-	-	-
Preferred shares	-
Convertible notes payable	1,350,550,561	-	-	-
Weighted average common shares outstanding – diluted	2,506,145,678	11,247,054	472,432,161	8,811,489
Net income (loss) per common share - diluted	$(0.00)	$(1.10)	$(0.11)	$(4.42

The reconciliation of the numerator of the basic and diluted loss per share calculations, due to the inclusion of a deemed dividend related to price protection is as follows:

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Basic numerator:
Net loss	$(44,864,462)	$(14,478,157)
Deemed dividend related to price protection	(981,548)	-
Net loss attributable to common shareholders (basic and diluted)	$(45,846,010)	$(14,478,157)

Schedule of Potentially Dilutive Shares Excluded from Computation of Diluted Shares Outstanding

Potentially dilutive common shares were excluded from the computation of diluted shares outstanding for the nine months ended September 30, 2020 and 2019 as they would have an anti-dilutive impact on the Company’s net losses in that period and consisted of the following:

	September 30, 2020	September 30, 2019
Stock warrants	54,746,723	3,520,827
Stock options	80,000	80,000
Convertible debt	1,350,550,561	987,936
Series B convertible preferred stock	700,000	1,700,000
Series D convertible preferred stock	124,376,000	-

Potentially dilutive common shares were excluded from the computation of diluted shares outstanding as they would have an anti-dilutive impact on the Company’s net losses and consisted of the following:

	December 31, 2019	December 31, 2018
Stock warrants	3,649,861	1,648,570
Stock options	80,000	-
Convertible debt	1,612,758	3,158,465
Series A convertible preferred stock	-	6,666,667
Series B convertible preferred stock	1,700,000	-